Loans, Notes, Trade and Other Receivables Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

The composition of finance receivables and loans, net, reported at carrying value before allowance for loan losses was as follows.

December 31, ($ in millions)	2013	2012
Consumer automobile (a)	$56,417	$53,715
Consumer mortgage (b)(c)	8,444	9,821
Commercial
Commercial and industrial
Automobile	30,948	30,270
Mortgage	—	—
Other	1,664	2,697
Commercial real estate - Automobile	2,855	2,552

Total commercial	35,467	35,519

Total finance receivables and loans (d)	$100,328	$99,055

(a)	Includes $1 million of fair value adjustment for loans in hedge accounting relationships at December 31, 2013. Refer to Note 21 for additional information.

(b)	Includes interest-only mortgage loans of $1.5 billion and $2.1 billion at December 31, 2013, and December 31, 2012, respectively, the majority of which are expected to start principal amortization in 2015 or beyond.

(c)	Includes domestic consumer mortgages at a fair value of $1 million at December 31, 2013, as a result of fair value option election.

(d)	Totals are net of unearned income, unamortized premiums and discounts, and deferred fees and costs of $595 million and $895 million at December 31, 2013, and December 31, 2012, respectively.

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The following tables present an analysis of the activity in the allowance for loan losses on finance receivables and loans.

($ in millions)	Consumer automobile	Consumer mortgage	Commercial	Total
Allowance at January 1, 2013	$575	$452	$143	$1,170
Charge-offs	(639)	(93)	(5)	(737)
Recoveries	237	18	10	265

Net charge-offs	(402)	(75)	5	(472)
Provision for loan losses	490	13	(2)	501
Other	10	(1)	—	9

Allowance at December 31, 2013	$673	$389	$146	$1,208

Allowance for loan losses
Individually evaluated for impairment	$23	$199	$26	$248
Collectively evaluated for impairment	650	190	120	960
Loans acquired with deteriorated credit quality	—	—	—	—
Finance receivables and loans at historical cost
Ending balance	56,417	8,443	35,467	100,327
Individually evaluated for impairment	281	919	204	1,404
Collectively evaluated for impairment	56,128	7,524	35,263	98,915
Loans acquired with deteriorated credit quality	8	—	—	8

($ in millions)	Consumer automobile	Consumer mortgage	Commercial	Total
Allowance at January 1, 2012	$766	$516	$221	$1,503
Charge-offs	(616)	(149)	(11)	(776)
Recoveries	247	11	44	302

Net charge-offs	(369)	(138)	33	(474)
Provision for loan losses	257	86	(14)	329
Other (a)	(79)	(12)	(97)	(188)

Allowance at December 31, 2012	$575	$452	$143	$1,170

Allowance for loan losses
Individually evaluated for impairment	$16	$186	$26	$228
Collectively evaluated for impairment	556	266	117	939
Loans acquired with deteriorated credit quality	3	—	—	3
Finance receivables and loans at historical cost
Ending balance	53,715	9,821	35,519	99,055
Individually evaluated for impairment	260	873	1,538	2,671
Collectively evaluated for impairment	53,425	8,948	33,981	96,354
Loans acquired with deteriorated credit quality	30	—	—	30

(a)	Includes provision for loan losses relating to discontinued operations of $65 million.

Schedule Of Sales Of Financing Receivables And Loans [Table Text Block]

The following table presents information about significant sales of finance receivables and loans recorded at historical cost and transfers of finance receivables and loans from held-for-investment to held-for-sale.

December 31, ($ in millions)	2013	2012
Consumer automobile	$—	$1,960
Consumer mortgage	—	40
Commercial	65	96

Total sales and transfers	$65	$2,096

Past Due Financing Receivables [Table Text Block]

The following table presents an analysis of our past due finance receivables and loans, net, recorded at historical cost reported at carrying value before allowance for loan losses.

December 31, ($ in millions)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total finance receivables and loans
2013
Consumer automobile	$1,145	$255	$157	$1,557	$54,860	$56,417
Consumer mortgage	82	31	124	237	8,206	8,443
Commercial
Commercial and industrial
Automobile	—	—	36	36	30,912	30,948
Mortgage	—	—	—	—	—	—
Other	—	—	—	—	1,664	1,664
Commercial real estate — Automobile	—	—	6	6	2,849	2,855

Total commercial	—	—	42	42	35,425	35,467

Total consumer and commercial	$1,227	$286	$323	$1,836	$98,491	$100,327

2012
Consumer automobile	$920	$213	$138	$1,271	$52,444	$53,715
Consumer mortgage	81	43	174	298	9,523	9,821
Commercial
Commercial and industrial
Automobile	—	—	16	16	30,254	30,270
Mortgage	—	—	—	—	—	—
Other	—	—	1	1	2,696	2,697
Commercial real estate — Automobile	—	—	8	8	2,544	2,552

Total commercial	—	—	25	25	35,494	35,519

Total consumer and commercial	$1,001	$256	$337	$1,594	$97,461	$99,055

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

The following table presents the carrying value before allowance for loan losses of our finance receivables and loans recorded at historical cost on nonaccrual status.

December 31, ($ in millions)	2013	2012
Consumer automobile	$329	$260
Consumer mortgage	192	382
Commercial
Commercial and industrial
Automobile	116	146
Mortgage	—	—
Other	74	33
Commercial real estate — Automobile	14	37

Total commercial	204	216

Total consumer and commercial finance receivables and loans	$725	$858

Financing Receivable Credit Quality Indicators [Table Text Block]

The following table presents performing and nonperforming credit quality indicators in accordance with our internal accounting policies for our consumer finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses. Nonperforming loans include finance receivables and loans on nonaccrual status when the principal or interest has been delinquent for 90 days or when full collection is determined not to be probable. Refer to Note 1 for additional information.

	2013			2012
December 31, ($ in millions)	Performing	Nonperforming	Total	Performing	Nonperforming	Total
Consumer automobile	$56,088	$329	$56,417	$53,455	$260	$53,715
Consumer mortgage	8,251	192	8,443	9,439	382	9,821

The following table presents pass and criticized credit quality indicators based on regulatory definitions for our commercial finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses.

	2013			2012
December 31, ($ in millions)	Pass	Criticized (a)	Total	Pass	Criticized (a)	Total
Commercial
Commercial and industrial
Automobile	$29,194	$1,754	$30,948	$28,978	$1,292	$30,270
Mortgage	—	—	—	—	—	—
Other	1,388	276	1,664	2,417	280	2,697
Commercial real estate — Automobile	2,770	85	2,855	2,440	112	2,552

Total commercial	$33,352	$2,115	$35,467	$33,835	$1,684	$35,519

(a)	Includes loans classified as special mention, substandard, or doubtful. These classifications are based on regulatory definitions and generally represent loans within our portfolio that have a higher default risk or have already defaulted.

Impaired Financing Receivables [Table Text Block]

The following table presents information about our impaired finance receivables and loans recorded at historical cost.

December 31, ($ in millions)	Unpaid principal balance	Carrying value before allowance	Impaired with no allowance	Impaired with an allowance	Allowance for impaired loans
2013
Consumer automobile	$281	$281	$—	$281	$23
Consumer mortgage	924	919	128	791	199
Commercial
Commercial and industrial
Automobile	116	116	57	59	7
Mortgage	—	—	—	—	—
Other	74	74	—	74	16
Commercial real estate — Automobile	14	14	9	5	3

Total commercial	204	204	66	138	26

Total consumer and commercial finance receivables and loans	$1,409	$1,404	$194	$1,210	$248

2012
Consumer automobile	$260	$260	$90	$170	$16
Consumer mortgage	958	873	124	749	186
Commercial
Commercial and industrial
Automobile	146	146	54	92	7
Mortgage	—	—	—	—	—
Other	33	33	9	24	7
Commercial real estate — Automobile	37	37	9	28	12

Total commercial	216	216	72	144	26

Total consumer and commercial finance receivables and loans	$1,434	$1,349	$286	$1,063	$228

The following tables present average balance and interest income for our impaired finance receivables and loans.

	2013		2012		2011
Year ended December 31, ($ in millions)	Average balance	Interest income	Average balance	Interest income	Average balance	Interest income
Consumer automobile	$278	$18	$131	$12	$35	$2
Consumer mortgage	908	29	693	28	553	22
Commercial
Commercial and industrial
Automobile	152	6	178	8	303	19
Mortgage	—	—	5	—	19	6
Other	72	2	32	6	84	1
Commercial real estate
Automobile	29	1	64	1	126	7
Mortgage	—	—	6	—	40	1

Total commercial	253	9	285	15	572	34

Total consumer and commercial finance receivables and loans	$1,439	$56	$1,109	$55	$1,160	$58

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

The following table presents information related to finance receivables and loans recorded at historical cost modified in connection with a TDR during the period.

	2013 (a)			2012 (a)
Year ended December 31, ($ in millions)	Number of loans	Pre-modification carrying value before allowance	Post-modification carrying value before allowance	Number of loans	Pre-modification carrying value before allowance	Post-modification carrying value before allowance
Consumer automobile	19,388	$297	$249	36,285	$407	$295
Consumer mortgage	1,092	278	234	2,969	436	350
Commercial
Commercial and industrial
Automobile	8	37	37	9	15	15
Mortgage	—	—	—	—	—	—
Other	4	80	78	—	—	—
Commercial real estate — Automobile	5	20	20	8	14	13

Total commercial	17	137	135	17	29	28

Total consumer and commercial finance receivables and loans	20,497	$712	$618	39,271	$872	$673

(a)	Due to recent industry practice, bankruptcy loans that have not been reaffirmed have been included within our TDR population beginning in the fourth quarter of 2012.

Finance receivables and loans redefaulted during the period [Table Text Block]

The following table presents information about finance receivables and loans recorded at historical cost that have redefaulted during the reporting period and were within 12 months or less of being modified as a TDR. Redefault is when finance receivables and loans meet the requirements for evaluation under our charge-off policy (Refer to Note 1 for additional information) except for commercial finance receivables and loans, where redefault is defined as 90 days past due.

	2013 (a)			2012 (a)
Year ended December 31, ($ in millions)	Number of loans	Carrying value before allowance	Charge- off amount	Number of loans	Carrying value before allowance	Charge- off amount
Consumer automobile	6,038	$75	$37	2,290	$26	$12
Consumer mortgage	32	8	1	153	19	3
Commercial
Commercial and industrial — Automobile	—	—	—	4	3	—
Commercial real estate — Automobile	—	—	—	3	3	—

Total commercial	—	—	—	7	6	—

Total consumer and commercial finance receivables and loans	6,070	$83	$38	2,450	$51	$15

(a)	Due to recent industry practice, bankruptcy loans that have not been reaffirmed have been included within our TDR population beginning in the fourth quarter of 2012.

Consumer Concentration Risk [Table Text Block]

The following table shows the percentage of total consumer finance receivables and loans recorded at historical cost reported at carrying value before allowance for loan losses by geographic region.

	2013 (a)		2012
December 31,	Automobile	1st Mortgage and home equity	Automobile	1st Mortgage and home equity
Texas	13.2%	5.8%	12.9%	5.8%
California	5.8	29.5	5.6	29.2
Florida	7.0	3.6	6.7	3.6
Pennsylvania	5.3	1.7	5.2	1.6
Illinois	4.4	4.4	4.3	4.8
Michigan	4.4	3.9	5.0	4.1
New York	4.3	1.9	4.6	2.0
Georgia	4.0	2.1	3.7	1.9
Ohio	4.0	0.7	4.0	0.8
North Carolina	3.4	1.9	3.3	2.0
Other United States	44.2	44.5	44.7	44.2

Total consumer loans	100.0%	100.0%	100.0%	100.0%

(a)	Presentation is in descending order as a percentage of total consumer finance receivables and loans at December 31, 2013.

Commercial Concentration Risk [Table Text Block]

The commercial real estate portfolio consists of loans issued primarily to automotive dealers. The following table shows the percentage of total commercial real estate finance receivables and loans reported at carrying value before allowance for loan losses by geographic region.

December 31,	2013	2012
Geographic region
Texas	13.2%	13.0%
Florida	12.6	11.7
Michigan	11.6	12.6
California	9.2	9.3
New York	4.5	4.9
North Carolina	4.1	3.9
Virginia	3.8	3.9
Pennsylvania	3.3	3.3
Georgia	3.1	3.0
Illinois	2.5	1.8
Other United States	32.1	32.6

Total commercial real estate finance receivables and loans	100.0%	100.0%

Commercial Criticized Exposure [Table Text Block]

Finance receivables and loans classified as special mention, substandard, or doubtful are deemed as criticized. These classifications are based on regulatory definitions and generally represent finance receivables and loans within our portfolio that have a higher default risk or have already defaulted. The following table presents the percentage of total commercial criticized finance receivables and loans reported at carrying value before allowance for loan losses by industry concentrations.

December 31,	2013	2012
Industry
Automotive	91.4%	85.7%
Electronics	3.4	1.2
Services	2.5	4.9
Other	2.7	8.2

Total commercial criticized finance receivables and loans	100.0%	100.0%